Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Details
Accumulated Other Comprehensive Income Reclassification for unrealized net gains on available-for-sale securities	$ 15
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	15
Reclassifications from accumulated other comprehensive income, tax expense (benefit)	5
Reclassification adjustment for (gains) included in net income, net of tax expense (benefit)	$ 10